CAPITALIZED COMPUTER SOFTWARE COSTS (Tables) (Capitalized computer software costs)	12 Months Ended
Mar. 31, 2013
Capitalized computer software costs
CAPITALIZED COMPUTER SOFTWARE COSTS
Summary of capitalized computer software costs

	Thousands of Yen
	2012	2013
Balance at beginning of year	¥505,160	¥807,370
Costs capitalized during year	302,106	513,301
Disposal	—	(2,158)
Foreign currency translation	104	1,278
Balance at end of year	807,370	1,319,791
Accumulated amortization, end of year	(325,623)	(486,850)
Capitalized computer software costs—net	¥481,747	¥832,941

Schedule of estimated amortization of capitalized computer software costs for the next five years
Years ending March 31	Thousands of Yen
2014	¥198,893
2015	196,139
2016	173,329
2017	129,992
2018	43,481